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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2004
                                                 ------------------


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      LUMINUS MANAGEMENT, LLC
Address:   494 8TH AVENUE
           20TH FLOOR
           NEW YORK, NEW YORK 10010



Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK BRENNAN
Title:        TREASURER
Phone:        732-249-6750

Signature, Place, and Date of Signing:

     /S/ MARK BRENNAN      EAST BRUNSWICK, NEW JERSEY       NOVEMBER 10, 2004
     ----------------      --------------------------       -----------------
       [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry Total:     18
                                            --

Form 13F Information Table Value Total:     $154,790
                                            --------
                                            (thousands)

List of Other Included Managers:            NONE
                                            ----

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                      FORM 13F INFORMATION TABLE (9/30/04)
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        COLUMN 1                   COLUMN 2        COLUMN 3      COLUMN 4               COLUMN 5         COLUMN 6     COLUMN 7

NAME OF ISSUER                     TITLE OF CLASS  CUSIP         VALUE         SHRS OR PRN  SH    PUT/   INVESTMENT   OTHER
                                                                 (X1000)       AMOUNT       PRN   CALL   DISCRETION   MANAGERS
--------------                     -------------   -----         ------        ----------   --    ----   ----------   --------
AMERICAN ELECTRIC POWER            Common Stock     025537101      7,984       249,800      SH           SOLE
AQUILA, INC.                       Common Stock     03840P102      4,937     1,582,500      SH           SOLE
CLECO CORPORATION                  Common Stock     12561W105      1,733       100,500      SH           SOLE
DOMINION RESOURCES, INC.           Common Stock     25746U109     13,194       202,200      SH           SOLE
DPL INC                            Common Stock     233293109      8,998       437,200      SH           SOLE
EDISON INTERNATIONAL               Common Stock     281020107     11,020       415,700      SH           SOLE
EXELON CORP                        Common Stock     30161N101      3,669       100,000      SH           SOLE
FIRSTENERGY CORP                   Common Stock     337932107      9,621       234,200      SH           SOLE
P G & E CORPORATION                Common Stock     69331C108     17,225       566,600      SH           SOLE
PPL CORPORATION                    Common Stock     69351T106     17,372       368,200      SH           SOLE
PUBLIC-SVC ENTERPRISE HOLDING CO   Common Stock     744573106      5,538       130,000      SH           SOLE
SEMPRA ENERGY                      Common Stock     816851109      5,429       150,000      SH           SOLE
SIERRA PACIFIC RESOURCES (NEW)     Common Stock     826428104         22         2,500      SH           SOLE
SOUTHERN UNION CO.(NEW)            Common Stock     844030106     11,496       560,785      SH           SOLE
TEXAS GENCO HLDGS INC              Common Stock     882443104      5,663       121,400      SH           SOLE
TXU CORP                           Common Stock     873168108     16,484       344,000      SH           SOLE
WISCONSIN ENERGY CORP(HLDG CO)     Common Stock     976657106     10,615       332,750      SH           SOLE
XCEL ENERGY, INC                   Common Stock     98389B100      3,790       218,800      SH           SOLE

                                                                 154,790
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                                              COLUMN 8
                                          VOTING AUTHORITY
NAME OF ISSUER                         SOLE       SHARED   NONE
--------------                         ----       ------   ----
AMERICAN ELECTRIC POWER                 249,800      0       0
AQUILA, INC.                          1,582,500      0       0
CLECO CORPORATION                       100,500      0       0
DOMINION RESOURCES, INC.                202,200      0       0
DPL INC                                 437,200      0       0
EDISON INTERNATIONAL                    415,700      0       0
EXELON CORP                             100,000      0       0
FIRSTENERGY CORP                        234,200      0       0
P G & E CORPORATION                     566,600      0       0
PPL CORPORATION                         368,200      0       0
PUBLIC-SVC ENTERPRISE HOLDING CO        130,000      0       0
SEMPRA ENERGY                           150,000      0       0
SIERRA PACIFIC RESOURCES (NEW)            2,500      0       0
SOUTHERN UNION CO.(NEW)                 560,785      0       0
TEXAS GENCO HLDGS INC                   121,400      0       0
TXU CORP                                344,000      0       0
WISCONSIN ENERGY CORP(HLDG CO)          332,750      0       0
XCEL ENERGY, INC                        218,800      0       0

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